Regulatory Matters (Capital Adequacy Ratios of MHFG MHBK and MHTB) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Total risk-based capital:
Actual		¥ 2,256,275
Common Equity Tier 1 capital:
Required		4.50%
Total risk-based capital:
Required		120.00%
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 3,857,000	¥ 3,361,000
Actual		7,002,000	6,566,000
Tier 1 capital:
Required	[1]	4,783,000	4,299,000
Actual		8,212,000	7,905,000
Total risk-based capital:
Required	[1]	6,017,000	5,550,000
Actual		¥ 10,051,000	¥ 9,639,000
Common Equity Tier 1 capital:
Required	[1]	6.25%	5.375%
Actual		11.34%	10.50%
Tier 1 capital:
Required	[1]	7.75%	6.875%
Actual		13.30%	12.64%
Total risk-based capital:
Required	[1]	9.75%	8.875%
Actual		16.28%	15.41%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,541,000	¥ 2,555,000
Actual		6,304,000	6,142,000
Tier 1 capital:
Required		3,388,000	3,406,000
Actual		7,536,000	7,244,000
Total risk-based capital:
Required		4,517,000	4,542,000
Actual		¥ 9,149,000	¥ 8,780,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.16%	10.81%
Tier 1 capital:
Required		6.00%	6.00%
Actual		13.34%	12.75%
Total risk-based capital:
Required		8.00%	8.00%
Actual		16.20%	15.46%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,432,000	¥ 2,489,000
Actual		6,057,000	5,892,000
Tier 1 capital:
Required		3,243,000	3,318,000
Actual		7,316,000	7,004,000
Total risk-based capital:
Required		4,324,000	4,424,000
Actual		¥ 8,938,000	¥ 8,576,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.20%	10.65%
Tier 1 capital:
Required		6.00%	6.00%
Actual		13.53%	12.66%
Total risk-based capital:
Required		8.00%	8.00%
Actual		16.53%	15.50%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 112,000	¥ 109,000
Actual		466,000	440,000
Tier 1 capital:
Required		149,000	145,000
Actual		466,000	440,000
Total risk-based capital:
Required		199,000	193,000
Actual		¥ 485,000	¥ 472,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		18.73%	18.21%
Tier 1 capital:
Required		6.00%	6.00%
Actual		18.73%	18.21%
Total risk-based capital:
Required		8.00%	8.00%
Actual		19.47%	19.52%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 113,000	¥ 109,000
Actual		475,000	448,000
Tier 1 capital:
Required		150,000	145,000
Actual		475,000	448,000
Total risk-based capital:
Required		200,000	194,000
Actual		¥ 493,000	¥ 480,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		18.98%	18.52%
Tier 1 capital:
Required		6.00%	6.00%
Actual		18.98%	18.52%
Total risk-based capital:
Required		8.00%	8.00%
Actual		19.70%	19.80%

[1]	The required ratios disclosed above, at March 31, 2016 and 2017, include the transitional capital conservation buffer of 0.625% and 1.25%, respectively, and the transitional additional loss absorbency requirements for G-SIBs and D-SIBs of 0.25% and 0.5%, respectively, which are both in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.